Premises, Equipment, and Leases (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under noncancellable operating leases
2013	$ 2,334
2014	2,101
2015	1,939
2016	1,868
2017	1,904
Thereafter	16,671
Total	$ 26,817